Annual Total Returns - Fidelity International Value Fund [BarChart] - 10.31 Fidelity International Value Fund Retail PRO-07 - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(16.66%)
Annual Return 2012	19.91%
Annual Return 2013	22.45%
Annual Return 2014	(7.67%)
Annual Return 2015	1.17%
Annual Return 2016	(1.53%)
Annual Return 2017	19.64%
Annual Return 2018	(17.14%)
Annual Return 2019	18.89%
Annual Return 2020	3.34%